Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
10.	Stockholders’ Equity

The Company had issued and outstanding Series A through E Redeemable Convertible Preferred Stock prior to the Acquisition Transaction. In connection with the Acquisition transaction, the Series A through E Redeemable Convertible Preferred Stock was converted to common stock. Accordingly, all shares and per share amounts have been retrospectively adjusted for all periods presented to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into common stock and (ii) the one for 25.00207 exchange of shares of common stock.

Holders of common stock shall be entitled to receive dividends when and if declared by the Board of Directors. No dividends have been declared to date. In certain events, including the liquidation, dissolution or winding up of the Company, the remaining assets of the Company shall be distributed ratably among the holders of common stock.

Holders of common stock are entitled to vote on all matters and are entitled to the number of votes equal to the number of common stock held.